New standards, amendments and interpretations of standards	12 Months Ended
Dec. 31, 2022
New standards, amendments and interpretations of standards
New standards, amendments and interpretations of standards

5.           New standards, amendments, and interpretations of standards

5.1.        New currently effective requirement

The following amended standards are effective for annual periods beginning on or after January 1, 2022. The following amended standards and interpretations did not have a material impact on the Company’s consolidated financial statements:

●     Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16);

●     Classification of Liabilities as Current or Non-current (Amendments to IAS 1);

●     Annual improvements to IFRS Standards 2018-2020; and

●     Amendment to IFRS 3, adding an explicit statement that an acquirer does not recognize contingent assets acquired in a business combination.

●     Disclosure of Accounting Policies (Amendments to IAS 1 and IRFS Practice Statement 2)

5.2.        Standards issued but not yet effective

A number of new standards are effective for annual periods beginning after January 1st, 2023 and earlier application is permitted; however the Group has not early adopted the new or amended standards in preparing these consolidated financial statements. The following new and amended standards are not expected to have a significant impact on the Group’s consolidated financial statements.

●      Deferred tax related to assets and liabilities arising single transaction (Amendments to IAS 2).

●      Classification of liabilities as current or non-current (Amendments to IAS 1)